Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive (loss) income	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2023	$ 5,728.2	$ 20.6	$ (192.0)	$ 212.3	$ 5,769.1
Net income				552.1	552.1
Other comprehensive (loss) income, net of taxes			(90.9)		(90.9)
Comprehensive income					461.2
Exercise of stock options	3.6	(0.8)			2.8
Share-based payments		5.9			5.9
Vesting of restricted share units	2.7	(2.7)
Transfer of loss on disposal of equity investments at FVTOCI			0.9	(0.9)
Dividend reinvestment plan	34.6				34.6
Dividends declared				(277.0)	(277.0)
Balance at end of period at Dec. 31, 2024	5,769.1	23.0	(282.0)	486.5	5,996.6
Net income				1,112.1	1,112.1
Other comprehensive (loss) income, net of taxes			787.5		787.5
Comprehensive income					1,899.6
Exercise of stock options	9.9	(2.2)			7.7
Share-based payments		6.5			6.5
Vesting of restricted share units	5.7	(5.7)
Transfer of loss on disposal of equity investments at FVTOCI			(75.0)	75.0
Dividend reinvestment plan	18.7				18.7
Dividends declared				(293.8)	(293.8)
Balance at end of period at Dec. 31, 2025	$ 5,803.4	$ 21.6	$ 430.5	$ 1,379.8	$ 7,635.3